LEASES (Narrative) (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted average remaining lease term	2 years 1 month 13 days	2 years 3 months 3 days
Weighted average discount rate	5.34%	4.80%